CAPITALIZATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Sep. 05, 2024
Debt Instrument [Line Items]
Requirement to maintain debt-to-total-capitalization ratio (no more than)	65.00%
Restricted net assets of subsidiaries (exceeded)	25.00%
Principal default amount specified in debt covenants	$ 100
4.55% Unsecured Senior Notes Maturing 2030 | Unsecured Notes
Debt Instrument [Line Items]
Face amount of loan		$ 400
5.00% Unsecured Senior Notes Maturing 2035 | Unsecured Notes
Debt Instrument [Line Items]
Face amount of loan		$ 400